Quarterly Holdings Report
for
Fidelity Freedom® Blend 2015 Fund
June 30, 2025
FBF-Y15-NPRT1-0825
1.9892465.106
Bond Funds - 56.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,750,051	37,538,008
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,965,634	15,155,039
Fidelity Series Corporate Bond Fund (b)	2,339,799	21,970,716
Fidelity Series Emerging Markets Debt Fund (b)	229,026	1,855,110
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	58,011	557,481
Fidelity Series Floating Rate High Income Fund (b)	37,310	330,562
Fidelity Series Government Bond Index Fund (b)	3,931,090	36,087,405
Fidelity Series High Income Fund (b)	205,499	1,808,391
Fidelity Series International Developed Markets Bond Index Fund (b)	1,970,598	17,183,610
Fidelity Series Investment Grade Bond Fund (b)	3,358,250	33,918,329
Fidelity Series Investment Grade Securitized Fund (b)	2,337,836	20,970,392
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,340,816	12,593,590
Fidelity Series Real Estate Income Fund (b)	34,076	341,444
TOTAL BOND FUNDS (Cost $213,259,141)		200,310,077

Domestic Equity Funds - 19.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	770,641	15,929,149
Fidelity Series Commodity Strategy Fund (b)	7,200	654,344
Fidelity Series Large Cap Growth Index Fund (b)	380,799	10,247,306
Fidelity Series Large Cap Stock Fund (b)	366,609	9,491,509
Fidelity Series Large Cap Value Index Fund (b)	1,115,046	19,234,546
Fidelity Series Small Cap Core Fund (b)	367,251	4,282,146
Fidelity Series Small Cap Opportunities Fund (b)	136,068	1,987,960
Fidelity Series Value Discovery Fund (b)	425,740	6,884,223
TOTAL DOMESTIC EQUITY FUNDS (Cost $50,481,964)		68,711,183

International Equity Funds - 17.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	233,655	4,296,923
Fidelity Series Emerging Markets Fund (b)	407,119	4,156,687
Fidelity Series Emerging Markets Opportunities Fund (b)	779,697	16,701,114
Fidelity Series International Growth Fund (b)	477,497	9,478,317
Fidelity Series International Index Fund (b)	249,400	3,566,422
Fidelity Series International Small Cap Fund (b)	231,040	4,583,825
Fidelity Series International Value Fund (b)	617,615	9,430,989
Fidelity Series Overseas Fund (b)	583,623	9,454,685
Fidelity Series Select International Small Cap Fund (b)	26,181	348,734
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $46,044,617)		62,017,696

Short-Term Funds - 4.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	289,830	2,924,388
Fidelity Series Treasury Bill Index Fund (b)	1,230,583	12,231,995
TOTAL SHORT-TERM FUNDS (Cost $15,136,699)		15,156,383

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	170,000	169,822
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	200,000	199,632
US Treasury Bills 0% 7/24/2025 (d)	4.24	350,000	349,069
US Treasury Bills 0% 7/31/2025 (d)	4.23	200,000	199,306
US Treasury Bills 0% 8/28/2025 (d)	4.27	160,000	158,884
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,076,723)			1,076,713

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	630,588	630,714
Fidelity Series Government Money Market Fund (b)(f)	4.42	4,312,909	4,312,909
TOTAL MONEY MARKET FUNDS (Cost $4,943,623)			4,943,623

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $330,942,767)	352,215,675
NET OTHER ASSETS (LIABILITIES) - 0.0%	(42,354)
NET ASSETS - 100.0%	352,173,321

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	29	Sep 2025	3,888,465	32,753	32,753
ICE MSCI Emerging Markets Index Contracts (United States)	24	Sep 2025	1,480,200	29,119	29,119

TOTAL EQUITY CONTRACTS					61,872

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	89	Sep 2025	9,977,734	218,852	218,852
CBOT US Treasury Long Bond Contracts (United States)	32	Sep 2025	3,690,000	152,298	152,298

TOTAL INTEREST RATE CONTRACTS					371,150

TOTAL PURCHASED					433,022

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	22	Sep 2025	6,879,125	(243,209)	(243,209)

TOTAL FUTURES CONTRACTS					189,813
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $946,849.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	993,675	2,011,955	2,374,916	6,660	-	-	630,714	630,588	0.0%
Total	993,675	2,011,955	2,374,916	6,660	-	-	630,714

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	34,637,026	3,984,928	1,302,993	128,429	4,969	214,077	37,538,007	3,750,051
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	14,954,573	849,521	578,011	57,564	(66,200)	(4,844)	15,155,039	1,965,634
Fidelity Series Blue Chip Growth Fund	15,105,017	836,203	2,882,017	-	10,305	2,859,641	15,929,149	770,641
Fidelity Series Canada Fund	3,615,048	270,500	139,205	-	2,966	547,614	4,296,923	233,655
Fidelity Series Commodity Strategy Fund	662,679	36,887	24,310	-	226	(21,138)	654,344	7,200
Fidelity Series Corporate Bond Fund	20,577,822	2,000,489	777,445	248,511	3,437	166,413	21,970,716	2,339,799
Fidelity Series Emerging Markets Debt Fund	1,764,480	128,017	66,854	26,575	(67)	29,534	1,855,110	229,026
Fidelity Series Emerging Markets Debt Local Currency Fund	509,792	25,821	17,017	-	(463)	39,348	557,481	58,011
Fidelity Series Emerging Markets Fund	3,829,361	209,798	319,451	-	5,836	431,144	4,156,688	407,119
Fidelity Series Emerging Markets Opportunities Fund	15,326,786	840,576	1,275,733	-	34,373	1,775,112	16,701,114	779,697
Fidelity Series Floating Rate High Income Fund	317,050	24,922	12,155	6,477	(44)	790	330,563	37,310
Fidelity Series Government Bond Index Fund	33,351,744	4,104,203	1,354,145	314,829	6,467	(20,864)	36,087,405	3,931,090
Fidelity Series Government Money Market Fund	3,933,831	511,915	132,837	43,623	-	-	4,312,909	4,312,909
Fidelity Series High Income Fund	1,695,772	127,960	65,639	28,361	150	50,148	1,808,391	205,499
Fidelity Series International Developed Markets Bond Index Fund	16,224,828	1,429,481	683,014	78,913	4,957	207,358	17,183,610	1,970,598
Fidelity Series International Growth Fund	8,134,489	921,043	546,046	-	13,694	955,137	9,478,317	477,497
Fidelity Series International Index Fund	3,214,382	224,553	253,815	-	3,340	377,962	3,566,422	249,400
Fidelity Series International Small Cap Fund	4,481,168	18,860	692,622	-	71,368	705,051	4,583,825	231,040
Fidelity Series International Value Fund	9,084,241	529,299	1,256,850	-	56,290	1,018,009	9,430,989	617,615
Fidelity Series Investment Grade Bond Fund	31,658,212	3,289,619	1,145,059	344,385	4,665	110,891	33,918,328	3,358,250
Fidelity Series Investment Grade Securitized Fund	19,910,375	1,796,846	749,226	227,433	1,250	11,147	20,970,392	2,337,836
Fidelity Series Large Cap Growth Index Fund	9,595,068	550,322	1,529,126	14,193	17,934	1,613,108	10,247,306	380,799
Fidelity Series Large Cap Stock Fund	8,832,404	697,199	1,379,557	-	43,055	1,298,408	9,491,509	366,609
Fidelity Series Large Cap Value Index Fund	18,533,016	1,289,255	1,298,725	-	(9,120)	720,120	19,234,546	1,115,046
Fidelity Series Long-Term Treasury Bond Index Fund	12,076,264	1,237,232	433,510	114,202	(335)	(286,061)	12,593,590	2,340,816
Fidelity Series Overseas Fund	8,444,469	549,312	637,103	-	10,238	1,087,769	9,454,685	583,623
Fidelity Series Real Estate Income Fund	329,941	23,013	12,908	4,892	53	1,345	341,444	34,076
Fidelity Series Select International Small Cap Fund	59,959	251,136	1,166	-	(22)	38,828	348,735	26,181
Fidelity Series Short-Term Credit Fund	2,808,679	236,241	134,863	30,294	(42)	14,373	2,924,388	289,830
Fidelity Series Small Cap Core Fund	4,305,499	228,762	560,759	-	(39,101)	347,745	4,282,146	367,251
Fidelity Series Small Cap Opportunities Fund	1,909,172	103,652	198,938	-	(8,155)	182,229	1,987,960	136,068
Fidelity Series Treasury Bill Index Fund	11,157,845	1,484,122	398,835	119,753	(39)	(11,098)	12,231,995	1,230,583
Fidelity Series Value Discovery Fund	6,702,781	362,239	382,515	-	(7,693)	209,411	6,884,223	425,740
	327,743,773	29,173,926	21,242,449	1,788,434	164,292	14,668,707	350,508,249

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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